Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Equipment

At March 31, 2021 and December 31, 2020, property and equipment consisted of the following:

	March 31,	December 31,
	2021	2020

Computer equipment	$6,046	$6,046
Office furniture	17,401	-
Leasehold improvement	29,650	-
	53,097	6,046
Less accumulated depreciation	(4,964)	(4,138)
Equipment, net	$48,133	$1,908

At December 31, 2020 and 2019 equipment consisted of the following:

	2020	2019

Computer equipment	$6,046	$6,046
	6,046	6,046
Less accumulated depreciation	(4,138)	(2,651)
Equipment, net	$1,908	$3,395